Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following table provides information regarding compensation paid to the company’s chief executive officer and other named executive officers along
with the cumulative total shareholder return of the company and a peer group index, the company’s net income and the company’s core ROTCE, which is the most important financial performance measure (that is not otherwise disclosed in the table) used by the company to link compensation actually paid to the company’s named
executive officers, for 2023, to company performance.

					Value of initial fixed $100 investment (3) based on:

Year	Summary Compensation Table total for Chief Executive Officer ($)	Compensation actually paid to Chief Executive Officer (1) ($)	Average Summary Compensation Table total for NEOs other than CEO ($)	Average compensation actually paid to NEOs other than CEO (2) ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income (000s) ($)	Core ROTCE

2023	2,090,265	1,449,401	1,007,346	806,597	84.43	101.76	122,844	11.72%

2022	2,498,857	1,799,152	1,201,288	939,530	103.41	106.01	166,299	14.69%

2021	2,624,843	3,921,301	1,200,521	1,689,469	136.46	117.08	235,107	22.04%

2020	2,363,122	2,232,193	1,010,747	971,866	88.75	87.90	96,953	13.16%

(1)
Daniel J. Schrider served as President and Chief Executive Officer for each of the years presented in the table. Compensation actually paid to Mr. Schrider for each of the years presented in the table, as calculated in accordance with SEC regulations, was as follows:

	2023 ($)	2022 ($)	2021 ($)	2020 ($)

Total compensation in Summary Compensation Table	2,090,265	2,498,857	2,624,843	2,363,122

Minus: aggregate change in pension value	—	—	—	(79,897)

Minus: stock awards reported in Summary Compensation Table	(787,501)	(850,064)	(742,553)	(684,082)

Plus: fair value* at fiscal year-end of unvested stock awards granted during covered fiscal year	797,560	668,630	887,076	856,358

Plus/Minus: change in fair value* at fiscal year-end of unvested stock awards granted in any prior fiscal year	(392,778)	(461,827)	1,043,988	(86,178)

Plus/Minus: change in fair value at vesting date of stock awards granted in any prior fiscal year	(258,145)	(56,444)	107,947	(137,130)

Plus: dividends paid on stock awards not included in total compensation	—	—	—	—

Compensation actually paid	1,449,401	1,799,152	3,921,301	2,232,193

*
We remeasured the fair value at fiscal
year-end
of equity awards (or portion thereof) subject to performance conditions based on the probable outcome of the performance conditions as of the last day of the fiscal year and the closing price of company common stock on the last trading day of the year. We remeasured the fair value of such awards on the vesting date based on the payout resulting from the company’s actual performance (as previously disclosed) and the closing price of company common stock. The estimated payout of the 2022 awards was 50% at December 31, 2023. The estimated payout of the 2023 awards was 100% at December 31, 2023.

(2)
The named executive officers for each of the years presented in the table were as follows: for 2023, Philip J. Mantua, Joseph J. O’Brien, Jr., R. Louis Caceres and Aaron M. Kaslow; for 2022 and 2021, Mr. Mantua, Mr. O’Brien, Kenneth C. Cook and Mr. Caceres; for 2020, Mr. Mantua, Mr. O’Brien, Mr. Cook and Kevin Slane. The average compensation actually paid to the named executive officers other that the chief executive officer for each of the years presented in the table, as calculated in accordance with SEC regulations, was as follows:

	2023 ($)	2022 ($)	2021 ($)	2020 ($)

Total compensation in Summary Compensation Table	1,007,346	1,201,288	1,200,521	1,010,747

Plus/Minus: aggregate change in pension value	346	—	—	(8,328)

Minus: stock awards reported in Summary Compensation Table	(287,902)	(307,585)	(289,611)	(249,622)

Plus: fair value* at fiscal year-end of unvested stock awards granted during covered fiscal year	317,673	243,395	345,996	312,513

Plus/Minus: change in fair value* at fiscal year-end of unvested stock awards granted in any prior fiscal year	(136,665)	(178,151)	393,575	(46,503)

Plus/Minus: change in fair value at vesting date of stock awards granted in any prior fiscal year	(94,201)	(19,417)	38,988	(46,941)

Plus: dividends paid on stock awards not included in total compensation	—	—	—	—

Compensation actually paid	806,597	939,530	1,689,469	971,866

*	See Note 1 above for information on the remeasurement of fair value of stock awards at fiscal year end and vesting dates.

(3)	Cumulative total shareholder return (TSR) assumes an initial investment of $100 as of the market close on December 31, 2019. The peer group used for this purpose is the KBW Nasdaq Regional Bank Index.

Company Selected Measure Name	Core ROTCE
Named Executive Officers, Footnote	for 2023, Philip J. Mantua, Joseph J. O’Brien, Jr., R. Louis Caceres and Aaron M. Kaslow; for 2022 and 2021, Mr. Mantua, Mr. O’Brien, Kenneth C. Cook and Mr. Caceres; for 2020, Mr. Mantua, Mr. O’Brien, Mr. Cook and Kevin Slane.
Peer Group Issuers, Footnote	Cumulative total shareholder return (TSR) assumes an initial investment of $100 as of the market close on December 31, 2019. The peer group used for this purpose is the KBW Nasdaq Regional Bank Index.
PEO Total Compensation Amount	$ 2,090,265	$ 2,498,857	$ 2,624,843	$ 2,363,122
PEO Actually Paid Compensation Amount	$ 1,449,401	1,799,152	3,921,301	2,232,193
Adjustment To PEO Compensation, Footnote
(1)
Daniel J. Schrider served as President and Chief Executive Officer for each of the years presented in the table. Compensation actually paid to Mr. Schrider for each of the years presented in the table, as calculated in accordance with SEC regulations, was as follows:

	2023 ($)	2022 ($)	2021 ($)	2020 ($)

Total compensation in Summary Compensation Table	2,090,265	2,498,857	2,624,843	2,363,122

Minus: aggregate change in pension value	—	—	—	(79,897)

Minus: stock awards reported in Summary Compensation Table	(787,501)	(850,064)	(742,553)	(684,082)

Plus: fair value* at fiscal year-end of unvested stock awards granted during covered fiscal year	797,560	668,630	887,076	856,358

Plus/Minus: change in fair value* at fiscal year-end of unvested stock awards granted in any prior fiscal year	(392,778)	(461,827)	1,043,988	(86,178)

Plus/Minus: change in fair value at vesting date of stock awards granted in any prior fiscal year	(258,145)	(56,444)	107,947	(137,130)

Plus: dividends paid on stock awards not included in total compensation	—	—	—	—

Compensation actually paid	1,449,401	1,799,152	3,921,301	2,232,193

*
We remeasured the fair value at fiscal
year-end
of equity awards (or portion thereof) subject to performance conditions based on the probable outcome of the performance conditions as of the last day of the fiscal year and the closing price of company common stock on the last trading day of the year. We remeasured the fair value of such awards on the vesting date based on the payout resulting from the company’s actual performance (as previously disclosed) and the closing price of company common stock. The estimated payout of the 2022 awards was 50% at December 31, 2023. The estimated payout of the 2023 awards was 100% at December 31, 2023.

Non-PEO NEO Average Total Compensation Amount	$ 1,007,346	1,201,288	1,200,521	1,010,747
Non-PEO NEO Average Compensation Actually Paid Amount	$ 806,597	939,530	1,689,469	971,866
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The named executive officers for each of the years presented in the table were as follows: for 2023, Philip J. Mantua, Joseph J. O’Brien, Jr., R. Louis Caceres and Aaron M. Kaslow; for 2022 and 2021, Mr. Mantua, Mr. O’Brien, Kenneth C. Cook and Mr. Caceres; for 2020, Mr. Mantua, Mr. O’Brien, Mr. Cook and Kevin Slane. The average compensation actually paid to the named executive officers other that the chief executive officer for each of the years presented in the table, as calculated in accordance with SEC regulations, was as follows:

	2023 ($)	2022 ($)	2021 ($)	2020 ($)

Total compensation in Summary Compensation Table	1,007,346	1,201,288	1,200,521	1,010,747

Plus/Minus: aggregate change in pension value	346	—	—	(8,328)

Minus: stock awards reported in Summary Compensation Table	(287,902)	(307,585)	(289,611)	(249,622)

Plus: fair value* at fiscal year-end of unvested stock awards granted during covered fiscal year	317,673	243,395	345,996	312,513

Plus/Minus: change in fair value* at fiscal year-end of unvested stock awards granted in any prior fiscal year	(136,665)	(178,151)	393,575	(46,503)

Plus/Minus: change in fair value at vesting date of stock awards granted in any prior fiscal year	(94,201)	(19,417)	38,988	(46,941)

Plus: dividends paid on stock awards not included in total compensation	—	—	—	—

Compensation actually paid	806,597	939,530	1,689,469	971,866

*	See Note 1 above for information on the remeasurement of fair value of stock awards at fiscal year end and vesting dates.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The following table lists the most important financial performance measures used by us to link compensation actually paid to our named executive officers for 2023 to company performance.

Adjusted pre-tax, pre-provision net revenue

Non-GAAP efficiency ratio

Net charge-off ratio

Core return on tangible common equity

Core return on average assets

Total Shareholder Return Amount	$ 84.43	103.41	136.46	88.75
Peer Group Total Shareholder Return Amount	101.76	106.01	117.08	87.9
Net Income (Loss)	$ 122,844,000	$ 166,299,000	$ 235,107,000	$ 96,953,000
Company Selected Measure Amount	0.1172	0.1469	0.2204	0.1316
PEO Name	Daniel J. Schrider
Estimated Payout Of The 2022 Awards	50.00%
Estimated Payout Of The 2023 Awards	100.00%
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted pre-tax, pre-provision net revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP efficiency ratio
Measure:: 3
Pay vs Performance Disclosure
Name	Net charge-off ratio
Measure:: 4
Pay vs Performance Disclosure
Name	Core return on tangible common equity
Measure:: 5
Pay vs Performance Disclosure
Name	Core return on average assets
PEO | Aggregate Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (79,897)
PEO | Stock Awards Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (787,501)	$ (850,064)	$ (742,553)	(684,082)
PEO | Fair Value At Fiscal YearEnd Of Unvested Stock Awards Granted During Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	797,560	668,630	887,076	856,358
PEO | Change In Fair Value At Fiscal YearEnd Of Unvested Stock Awards Granted In Any Prior Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(392,778)	(461,827)	1,043,988	(86,178)
PEO | Change In Fair Value At Vesting Date Of Stock Awards Granted In Any Prior Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(258,145)	(56,444)	107,947	(137,130)
Non-PEO NEO | Aggregate Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	346			(8,328)
Non-PEO NEO | Stock Awards Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(287,902)	(307,585)	(289,611)	(249,622)
Non-PEO NEO | Fair Value At Fiscal YearEnd Of Unvested Stock Awards Granted During Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	317,673	243,395	345,996	312,513
Non-PEO NEO | Change In Fair Value At Fiscal YearEnd Of Unvested Stock Awards Granted In Any Prior Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(136,665)	(178,151)	393,575	(46,503)
Non-PEO NEO | Change In Fair Value At Vesting Date Of Stock Awards Granted In Any Prior Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (94,201)	$ (19,417)	$ 38,988	$ (46,941)